Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded AlphaDEX Fund II
Prospectus Date	rr_ProspectusDate	May 02, 2022
Document Creation Date	dei_DocumentCreationDate	Apr. 29, 2022